Exhibit 99.1

World Omni Auto Receivables Trust 2022-B
Monthly Servicer Certificate
December 31, 2023

Dates Covered
Collections Period	12/01/23 - 12/31/23
Interest Accrual Period	12/15/23 - 01/15/24
30/360 Days	30
Actual/360 Days	32
Distribution Date	01/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/23	480,276,060.01	25,795
Yield Supplement Overcollateralization Amount 11/30/23	36,559,300.49	0
Receivables Balance 11/30/23	516,835,360.50	25,795
Principal Payments	18,421,402.53	847
Defaulted Receivables	534,827.47	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/23	34,578,784.60	0
Pool Balance at 12/31/23	463,300,345.90	24,924

Pool Statistics	$ Amount	# of Accounts
Pool Factor	45.93%
Prepayment ABS Speed	1.15%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	9,118,749.09	393
Past Due 61-90 days	2,726,685.17	108
Past Due 91-120 days	485,197.68	19
Past Due 121+ days	0.00	0
Total	12,330,631.94	520

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.48%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.65%
Delinquency Trigger Occurred	NO

Recoveries	281,747.10
Aggregate Net Losses/(Gains) - December 2023	253,080.37
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.59%
Prior Net Losses/(Gains) Ratio	0.63%
Second Prior Net Losses/(Gains) Ratio	0.63%
Third Prior Net Losses/(Gains) Ratio	0.13%
Four Month Average	0.50%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.38%

Overcollateralization Target Amount	4,915,858.40
Actual Overcollateralization	4,915,858.40
Weighted Average Contract Rate	4.33%
Weighted Average Contract Rate, Yield Adjusted	8.60%
Weighted Average Remaining Term	44.66

Flow of Funds	$ Amount
Collections	20,513,236.41
Investment Earnings on Cash Accounts	25,115.19
Servicing Fee	(430,696.13)
Transfer to Collection Account	-
Available Funds	20,107,655.47

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,218,150.65
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	12,059,855.71
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,915,858.40
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,781,286.54

Total Distributions of Available Funds	20,107,655.47

Servicing Fee	430,696.13
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 12/15/23	475,360,201.61
Principal Paid	16,975,714.11
Note Balance @ 01/16/24	458,384,487.50

Class A-1
Note Balance @ 12/15/23	0.00
Principal Paid	0.00
Note Balance @ 01/16/24	0.00
Note Factor @ 01/16/24	0.0000000%

Class A-2a
Note Balance @ 12/15/23	52,633,141.14
Principal Paid	11,882,999.88
Note Balance @ 01/16/24	40,750,141.26
Note Factor @ 01/16/24	16.4447705%

Class A-2b
Note Balance @ 12/15/23	22,557,060.47
Principal Paid	5,092,714.23
Note Balance @ 01/16/24	17,464,346.24
Note Factor @ 01/16/24	16.4447705%

Class A-3
Note Balance @ 12/15/23	266,000,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	266,000,000.00
Note Factor @ 01/16/24	100.0000000%

Class A-4
Note Balance @ 12/15/23	89,920,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	89,920,000.00
Note Factor @ 01/16/24	100.0000000%

Class B
Note Balance @ 12/15/23	29,500,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	29,500,000.00
Note Factor @ 01/16/24	100.0000000%

Class C
Note Balance @ 12/15/23	14,750,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	14,750,000.00
Note Factor @ 01/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,350,654.82
Total Principal Paid	16,975,714.11
Total Paid	18,326,368.93

Class A-1
Coupon	1.54800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.77000%
Interest Paid	121,494.83
Principal Paid	11,882,999.88
Total Paid to A-2a Holders	12,004,494.71

Class A-2b
One-Month SOFR	5.33844%
Coupon	5.90844%
Interest Paid	118,468.48
Principal Paid	5,092,714.23
Total Paid to A-2b Holders	5,211,182.71

Class A-3
Coupon	3.25000%
Interest Paid	720,416.67
Principal Paid	0.00
Total Paid to A-3 Holders	720,416.67

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	0.00
Total Paid to A-4 Holders	257,770.67

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.3737755
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.2663060
Total Distribution Amount	18.6400815

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.4902939
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	47.9539947
Total A-2a Distribution Amount	48.4442886

A-2b Interest Distribution Amount	1.1155224
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	47.9539946
Total A-2b Distribution Amount	49.0695170

A-3 Interest Distribution Amount	2.7083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7083333

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	710.42
Noteholders' Principal Distributable Amount	289.58

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/23	4,915,858.40
Investment Earnings	21,959.13
Investment Earnings Paid	(21,959.13)
Deposit/(Withdrawal)	-
Balance as of 01/16/24	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,239,227.64	$4,139,237.17	4,069,930.49
Number of Extensions	159	154	146
Ratio of extensions to Beginning of Period Receivables Balance	0.82%	0.77%	0.73%